Current Receivables - Disclosure of Current Receivables (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure of trade and other receivables [line items]
GST receivable	$ 170,926	$ 187,273
Grant and other receivables	3,261,068	2,006,743
Current receivables	$ 3,431,994	$ 2,194,016